Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Interest Expense, Amortization of the Discount	$ 365,011	$ 58,107	$ 740,526	$ 543,164	$ 94,851	$ 77,743	$ 172,594	$ 26,762
Interest Expense	$ 0	$ 0	$ 2,432,909	1,179,140	$ 0	$ 0	$ 222,127	$ 0
Extinguishment of Debt				1,200,092
gain on extinguishment of debt				1,811,714
gain on assignment				333,899
loss on conversion of notes				930,265
Loss from amendments				$ 15,256